Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Tax Rate for Income Taxes Differs from The Federal Statutory Rate
Computed at 34%	$ 3,301	$ (5,134)	$ (5,168)
State taxes	213	(234)	(228)
Book gains (losses) not currently benefited	1,656	3,120	(1,264)
Other	(476)	1,901	2,746
Disallowed interest expense	160	1,363	1,457
Income from debt restructuring	0	(1,615)	2,462
Revaluation of warrant liability	(591)	600	0
Research and development credits	(583)	0	0
Non-cash gain from termination of royalty purchase agreement	(3,047)	0	0
Non-cash gain on settlement of long-term debt	(632)	0	0
Total	$ 1	$ 1	$ 5